Commitments and Contingencies - Summary of Major Commitments with Local Financial Institutions (Detail) - Dec. 31, 2023 € in Thousands, ¥ in Thousands, $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	EUR (€)	JPY (¥)
Disclosure of detailed information about borrowings [line items]
Limit	₩ 3,497,090	$ 2,046,509,000	€ 7,700,000	¥ 400,000,000
Used amount	619,543	2,046,509,000	7,700,000	400,000,000
Bank overdraft [member] | Kookmin Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	374,000
Used amount	0
Inter-Korean Cooperation Fund [member] | Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	37,700
Used amount	1,480
Economic Cooperation Business Insurance [member] | Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	3,240
Used amount	1,732
Collateralised loans on electronic receivable-trade [member] | Kookmin Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	545,350
Used amount	42,822
Plus electronic notes payable [member] | Industrial Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	50,000
Used amount	885
Working capital loan [member] | Korea Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	1,562,800
Used amount	142,700
Working capital loan [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Limit | $		76,509
Used amount | $		76,509
Working capital loan [member] | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
Limit | €			7,700
Used amount | €			€ 7,700
Facility loans [member] | Shinhan Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	924,000
Used amount	₩ 429,924
Derivatives transaction limit [member] | Korea Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit | $		1,970,000
Used amount | $		$ 1,970,000
Citi Bank [Member]
Disclosure of detailed information about borrowings [line items]
Limit | ¥				400,000
Used amount | ¥				¥ 400,000